Costs	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Costs
25. COSTS

	2023	2022	2021
Inventories at the beginning of the fiscal year	1,738	1,500	1,191
Purchases	5,106	6,212	4,052
Production costs (1)	8,703	7,704	6,880
Translation differences	(29)	(13)	(6)
Adjustment for inflation (2)	18	19	12
Inventories at the end of the fiscal year	(1,683)	(1,738)	(1,500)

	13,853	13,684	10,629

(1)	See Note 26.
(2)
Corresponds to adjustment for inflation of opening balances of inventories of subsidiaries with the peso as functional currency, which was charged to “Other comprehensive income” in the statement of comprehensive income.